Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Customers Account for More than 10% of Company's Accounts Receivable and Sale of Power

The following customers account for more than 10% of the Company’s accounts receivable and sale of power as of and for the year ended March 31, 2016 and 2017:

	March 31, 2016		March 31, 2017
Customer Name	% of Accounts Receivable	% of Sale of Power	% of Accounts Receivable	% of Sale of Power
NTPC Vidyut Vyapar Nigam Limited	11.4%	25.2%	5.6%	15.6%
Punjab State Power Corporation Limited	15.9%	17.0%	39.3%	24.1%
Solar Energy Corporation of India	48.5%	29.0%	21.9%	23.4%
Chhattisgarh State Corporation	12.8%	7.5%	7.7%	7.4%